DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	Real Estate Investment Trusts — 4.4%
	SPECIALTY FINANCE - 4.4%
350,000	Blackstone Mortgage Trust, Inc., Class A				$ 10,717,000
1,100,000	Chimera Investment Corporation				16,588,000
908,806	New Residential Investment Corporation				9,733,312
					37,038,312

	TOTAL REITS (Cost $38,334,664)				37,038,312

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.3%
	AGENCY MORTGAGE BACKED SECURITIES — 1.3%
384,860	Fannie Mae REMICS(a),(b)	US0001M + 6.150%	6.0480	04/25/40	1,855
368,080	Fannie Mae REMICS(a),(b)	US0001M + 6.580%	6.4780	08/25/41	11,268
1,510,167	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.9480	08/25/42	274,544
5,680,783	Fannie Mae REMICS(a),(b)	US0001M + 6.100%	5.9980	01/25/43	1,220,973
5,465,964	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.9480	03/25/47	1,038,928
3,376,771	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.9480	03/25/47	596,385
3,140,982	Fannie Mae REMICS(a),(b)	US0001M + 6.150%	6.0480	09/25/47	574,848
2,840,105	Fannie Mae REMICS(a),(b)	US0001M + 6.200%	6.0980	09/25/48	445,688
2,664,646	Freddie Mac Military Housing Bonds(c),(d),(h)		5.9390	11/25/52	2,742,152
989,696	Freddie Mac REMICS(a),(b)	US0001M + 6.700%	6.5900	02/15/42	117,864
4,817,794	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	5.9900	12/15/44	802,089
274,627	Freddie Mac REMICS(a),(b)	US0001M + 6.000%	5.8900	05/15/46	45,372
2,357,381	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	5.9900	05/15/47	450,564
4,966,199	Freddie Mac REMICS(a),(b)	US0001M + 6.150%	6.0400	09/15/47	815,009
1,816,041	Freddie Mac REMICS(a),(b)	US0001M + 6.200%	6.0900	05/15/48	363,411
3,253,640	Government National Mortgage Association(b),(d)		1.5880	03/16/47	50,504
14,435,185	Government National Mortgage Association(a),(b)	US0001M + 3.430%	3.3260	09/20/49	1,034,906
9,330,315	Government National Mortgage Association(b),(d)		0.5240	02/16/51	161,561
3,693,942	Government National Mortgage Association(b),(d)		0.5410	08/16/51	74,760
18,899,881	Government National Mortgage Association(b),(d)		0.3320	11/16/52	145,333
1,460,247	Government National Mortgage Association(b),(d)		0.5310	05/16/57	54,751
					11,022,765
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $20,123,583)				11,022,765

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4%
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4%
176,034	ABFC 2004-OPT1 Trust(a)	US0001M + 5.250%	5.3520	12/25/32	$ 201,037
1,150,541	ABFC 2004-OPT3 Trust(a)	US0001M + 0.750%	0.8520	09/25/33	1,144,966
481,733	ABFC 2004-OPT4 Trust(a)	US0001M + 2.175%	2.2770	08/25/33	485,527
562,272	Accredited Mortgage Loan Trust 2005-3(a)	US0001M + 0.700%	0.8020	09/25/35	484,743
114,000	Accredited Mortgage Loan Trust 2005-4(a)	US0001M + 0.460%	0.5620	12/25/35	98,478
338,700	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3520	11/25/32	346,931
165,324	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3520	07/25/33	165,753
544,973	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3520	11/25/33	581,726
53,664	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.575%	1.6770	04/25/34	53,717
548,761	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.000%	3.1020	04/25/34	553,523
245,351	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.375%	3.4770	04/25/34	238,925
73,566	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3520	04/25/34	71,255
1,297,945	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.395%	1.4970	01/25/35	1,507,305
1,291,069	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.500%	3.6020	05/25/35	1,336,398
83,657	Adjustable Rate Mortgage Trust 2005-4(d)		2.8270	08/25/35	83,228
2,307,865	Adjustable Rate Mortgage Trust 2007-1(a)	US0001M + 0.300%	0.4020	03/25/37	2,582,972
372,476	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.330%	2.4320	04/25/34	377,310
209,021	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.780%	2.8820	04/25/34	214,649
1,193,603	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.850%	2.9520	09/25/34	1,253,125
718,223	AFC Home Equity Loan Trust(a)	US0001M + 0.810%	0.9120	06/25/29	567,149
168,022	Alternative Loan Trust 2003-4CB(d)		6.1220	04/25/33	89,013
107,794	Alternative Loan Trust 2003-J2		6.0000	10/25/33	93,385
704,171	Alternative Loan Trust 2004-8CB(a)	US0001M + 2.850%	2.9530	06/25/34	881,456
410,669	Alternative Loan Trust 2005-22T1(a),(b)	US0001M + 5.070%	4.9680	06/25/35	62,083
32,909	Alternative Loan Trust 2005-24(a)	12MTA + 1.310%	1.3920	07/20/35	5,262
35,484	Alternative Loan Trust 2005-36(d)		2.7850	05/25/33	6,159
672,526	Alternative Loan Trust 2005-45(a)	12MTA + 2.050%	2.1320	10/20/35	536,701
1,269,780	Alternative Loan Trust 2005-50CB		6.0000	11/25/35	713,405
431,860	Alternative Loan Trust 2005-56(a)	US0001M + 0.640%	0.6770	11/25/35	386,696
3,579,703	Alternative Loan Trust 2005-56(a)	US0001M + 1.160%	1.2620	11/25/35	2,404,878
1,802,118	Alternative Loan Trust 2005-61(a)	US0001M + 0.840%	0.9420	12/25/35	1,618,950
729,682	Alternative Loan Trust 2005-65CB		5.5000	12/25/35	659,067
512,013	Alternative Loan Trust 2005-65CB(a)	US0001M + 0.750%	0.8520	01/25/36	345,834
1,862,758	Alternative Loan Trust 2006-32CB(a),(b)	US0001M + 5.270%	5.1680	11/25/36	308,488

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
521,448	Alternative Loan Trust 2006-36T2(a)	US0001M + 0.900%	1.0020	12/25/36	$ 167,906
232,212	Alternative Loan Trust 2006-HY10(d)		2.8250	05/25/36	218,470
294,588	Alternative Loan Trust 2006-J3		4.7500	12/25/22	266,702
187,962	Alternative Loan Trust 2006-J5		6.5000	09/25/36	110,438
6,403,174	Alternative Loan Trust 2006-OA10(b),(e)		2.0030	08/25/46	367,609
26,249,922	Alternative Loan Trust 2006-OA10(b),(e)		2.6040	08/25/46	1,794,177
1,119,549	Alternative Loan Trust 2006-OA11(a)	US0001M + 0.380%	0.4820	09/25/46	1,102,093
1,494,169	Alternative Loan Trust 2006-OA12(a)	US0001M + 0.210%	0.3140	09/20/46	1,237,883
15,941,809	Alternative Loan Trust 2006-OA14(b),(d)		1.9960	11/25/46	873,873
5,104,609	Alternative Loan Trust 2006-OA17(b),(d)		1.6570	12/20/46	369,350
283,041	Alternative Loan Trust 2006-OA19(a)	US0001M + 0.180%	0.2840	02/20/47	220,911
44,831,774	Alternative Loan Trust 2006-OA2(b),(d),(h)		2.6670	05/20/46	3,982,944
2,417,658	Alternative Loan Trust 2006-OA7(a)	12MTA + 0.940%	1.0220	06/25/46	2,189,236
172,479	Alternative Loan Trust 2006-OC6(a)	US0001M + 0.320%	0.4220	07/25/36	328,767
195,723	Alternative Loan Trust Resecuritization 2006-22R		6.2500	05/25/36	152,868
1,248,546	American Home Mortgage Assets Trust 2005-1(a)	US0001M + 0.660%	0.7620	11/25/35	1,103,753
584,740	American Home Mortgage Assets Trust 2006-1(a)	US0001M + 0.190%	0.2920	05/25/46	554,744
233,684	American Home Mortgage Assets Trust 2006-2(a)	12MTA + 0.960%	1.0420	09/25/46	232,992
852,678	American Home Mortgage Assets Trust 2006-4(a)	US0001M + 0.210%	0.3130	10/25/46	544,790
2,701,370	American Home Mortgage Assets Trust 2006-6 Series 2006-6 Class A-1-A(a)	US0001M + 0.190%	0.2920	12/25/46	2,412,618
181,746	American Home Mortgage Assets Trust 2007-5(a)	US0001M + 0.190%	0.4820	06/25/47	173,947
39,218	American Home Mortgage Investment Trust 2004-2(a)	US0012M + 1.500%	1.9200	02/25/44	40,528
3,381,184	American Home Mortgage Investment Trust 2005-4(a)	US0001M + 0.760%	0.8630	11/25/45	3,673,588
554,240	American Home Mortgage Investment Trust 2006-3(a)	US0001M + 0.460%	0.5620	12/25/46	672,057
4,530,247	American Home Mortgage Investment Trust 2007-2(a)	US0001M + 0.540%	0.6420	03/25/37	2,038,947
3,157,162	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 3.225%	3.3270	08/25/32	3,282,423
675,141	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 4.875%	4.4430	12/25/33	727,984
1,322,847	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.760%	2.8620	05/25/34	1,353,075
1,622,090	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.100%	2.1920	11/25/34	1,625,739
2,199,781	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.680%	1.7820	01/25/35	2,213,865
3,579,567	Ameriquest Mortgage Securities Inc Asset Backed(a)	US0001M + 1.155%	1.2570	01/25/36	4,649,032
160,181	Amortizing Residential Collateral Trust(a)	US0001M + 0.550%	0.9270	08/25/31	181,039
1,171,717	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 1.200%	1.3020	10/25/31	1,167,832
239,486	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 2.025%	2.1270	10/25/31	250,572

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
139,845	Amortizing Residential Collateral Trust 2002-BC5(a)	US0001M + 1.800%	1.9020	07/25/32	$ 140,197
353,608	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 2.775%	2.8770	01/25/34	357,667
301,725	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.150%	0.2520	09/25/36	131,714
2,000,000	Ashford Hospitality Trust 2018-ASHF(a),(c)	US0001M + 3.100%	3.2100	04/15/35	1,934,351
42,598	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 2.100%	2.2020	06/25/34	43,029
318,727	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 4.125%	4.2270	06/25/34	337,888
391,244	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.800%	1.9020	12/25/34	432,282
199,370	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.230%	1.3320	02/25/35	201,133
789,553	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.875%	1.9770	02/25/35	1,018,547
1,359,509	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 2.025%	2.1270	05/25/35	1,366,740
5,404,888	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 0.230%	0.3320	11/25/36	5,758,007
1,226,631	Banc of America Alternative Loan Trust 2006-5(b)		6.0000	06/25/46	153,212
1,853,131	Banc of America Alternative Loan Trust 2006-6(b)		6.0000	07/25/46	245,309
226,125	Banc of America Alternative Loan Trust 2006-8(a),(b)	US0001M + 786.000%	6.0000	11/25/36	42,368
536,772	Banc of America Alternative Loan Trust 2006-8(b)		6.0000	11/25/46	116,920
2,841,287	Banc of America Funding 2005-C Trust(a)	US0001M + 0.650%	0.7540	05/20/35	2,797,101
79,239	Banc of America Funding 2005-F Trust(a)	US0001M + 0.620%	0.7240	09/20/35	63,659
91,665	Banc of America Funding 2005-F Trust(d)		2.5790	09/20/35	87,654
1,543,778	Banc of America Funding 2006-D Trust(a)	US0001M + 0.560%	0.6640	05/20/36	626,336
525,649	Banc of America Mortgage 2007-1 Trust(b)		6.0000	01/25/37	80,419
18,729,314	BANK 2017-BNK6(b),(c),(d)		1.5000	07/15/60	1,170,603
159,383	Bayview Commercial Asset Trust 2003-2(a),(c)	US0001M + 3.225%	3.3270	12/25/33	162,260
92,622	Bayview Commercial Asset Trust 2004-3(a),(c)	US0001M + 2.400%	2.5020	01/25/35	93,027
443,294	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.720%	0.8220	08/25/35	430,748
576,203	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.915%	1.0170	08/25/35	558,993
117,688	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.930%	1.0320	08/25/35	113,663
117,689	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.990%	1.0920	08/25/35	112,976
655,317	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.660%	0.7620	11/25/35	630,544
45,135	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.735%	0.8370	11/25/35	43,541
417,015	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.765%	0.8670	11/25/35	402,414
50,366	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.900%	1.0020	11/25/35	48,749
927,871	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 1.650%	1.7520	11/25/35	873,360
349,524	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.750%	0.8520	01/25/36	338,249
179,022	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.915%	1.0170	01/25/36	173,069

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
25,493	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.570%	0.6720	04/25/36	$ 24,144
26,935	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.600%	0.7020	04/25/36	25,328
13,133	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.780%	0.8820	04/25/36	12,214
12,747	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.840%	0.9420	04/25/36	11,778
172,678	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.465%	0.5670	07/25/36	166,220
914,421	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.495%	0.5970	07/25/36	870,489
50,320	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.525%	0.6270	07/25/36	47,791
1,072,780	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.630%	0.7320	07/25/36	1,021,057
1,069,287	Bayview Commercial Asset Trust 2006-4(a),(c)	US0001M + 0.435%	0.5370	12/25/36	1,006,277
4,000,000	Bayview Commercial Asset Trust 2006-SP1(a),(c)	US0001M + 3.375%	3.4770	04/25/36	3,617,809
1,083,968	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.330%	0.4320	01/25/37	1,021,424
1,664,324	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.470%	0.5720	01/25/37	1,568,628
516,539	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.490%	0.5920	01/25/37	485,838
554,905	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.560%	0.6620	01/25/37	522,078
1,105,043	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 1.200%	1.3020	01/25/37	1,828,781
367,255	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.290%	0.3920	03/25/37	346,467
281,562	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.320%	0.4220	03/25/37	257,617
1,363,187	Bayview Commercial Asset Trust 2007-2(a),(c)	US0001M + 0.320%	0.4220	07/25/37	1,290,436
1,794,295	Bayview Commercial Asset Trust 2007-4(a),(c)	US0001M + 0.550%	0.6530	09/25/37	2,480,899
13,158,482	Bayview Commercial Asset Trust 2007-5(a),(c)	US0001M + 1.500%	1.6020	10/25/37	9,936,936
3,694,406	Bayview Commercial Asset Trust 2008-1(a),(c)	US0001M + 1.500%	1.6020	01/25/38	3,669,064
809,549	Bayview Financial Acquisition Trust(e)		6.5960	12/28/36	869,219
2,430,000	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 2.025%	1.4520	06/28/44	2,376,466
4,756,909	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 5.250%	5.3520	08/28/44	5,071,472
1,880,000	BB-UBS Trust(c),(d)		3.5590	06/05/30	1,774,883
578,906	BCAP, LLC 2008-RR3 Trust(c),(d)		6.6680	10/25/36	286,620
1,715,545	BCAP, LLC 2009-RR4 Trust(c),(d)		2.0490	06/26/37	656,789
498,051	BCAP, LLC Trust 2006-AA2(a)	US0001M + 0.170%	0.4420	01/25/37	489,717
302,670	BCMSC Trust 2001-A(d)		8.2650	12/15/30	110,476
1,077,004	Bear Stearns ALT-A Trust 2003-5(d)		2.4960	12/25/33	1,043,993
311,883	Bear Stearns ALT-A Trust 2003-6(d)		2.8650	01/25/34	178,870
2,197,689	Bear Stearns ALT-A Trust 2005-10(a)	US0001M + 0.500%	0.6020	01/25/36	2,651,859
1,509,446	Bear Stearns ALT-A Trust 2005-3(d)		2.7240	04/25/35	1,404,083
244,145	Bear Stearns ALT-A Trust 2005-7(d)		2.8530	09/25/35	126,867

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
1,516,861	Bear Stearns ALT-A Trust 2006-4(d)		3.0900	08/25/36	$ 1,202,616
460,407	Bear Stearns ALT-A Trust 2007-2(a)	US0001M + 0.340%	0.4420	04/25/37	452,783
138,976	Bear Stearns ARM Trust 2004-6(d)		3.3640	09/25/34	136,395
90,101	Bear Stearns ARM Trust 2004-7(d),(h)		2.6250	10/25/34	77,670
385,133	Bear Stearns ARM Trust 2005-12(d)		3.1510	02/25/36	382,222
100,042	Bear Stearns ARM Trust 2007-4(d)		3.2830	06/25/47	99,991
293,321	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	2.9420	06/25/34	280,216
112,739	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 4.125%	4.2170	08/25/34	82,440
182,516	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 5.625%	5.7270	08/25/34	185,924
587,353	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.100%	2.2020	09/25/34	591,352
618,958	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	2.7270	09/25/34	636,942
542,598	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	2.8020	09/25/34	550,932
912,695	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	2.9520	09/25/34	864,334
44,213	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.400%	0.5020	10/25/34	42,976
708,000	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 6.000%	6.1020	10/25/34	767,501
1,816,009	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.100%	2.1920	11/25/34	1,817,899
376,471	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	2.7170	11/25/34	349,755
470,534	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	2.7920	12/25/34	477,242
1,193,721	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.140%	0.2420	12/25/36	1,847,462
71,614	Bear Stearns Asset Backed Securities Trust(e)		7.9100	10/25/29	75,058
195,692	Bear Stearns Asset Backed Securities Trust(e)		8.2200	10/25/29	260,440
275,524	Bear Stearns Asset Backed Securities Trust(e)		5.6580	09/25/33	262,054
74,414	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	4.9770	10/25/33	80,600
53,905	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.650%	2.7520	11/25/33	43,924
86,246	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.850%	2.9420	01/25/34	85,424
73,148	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.375%	3.4670	01/25/34	81,566
112,358	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 6.000%	5.4890	02/25/34	115,743
53,850	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.625%	2.7170	03/25/34	56,827
514,705	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	4.9670	03/25/34	561,892
108,749	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 1.875%	1.9770	07/25/34	109,988
51,739	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 5.625%	5.7270	07/25/34	53,666
35,246	Bear Stearns Asset Backed Securities Trust(e)		6.0000	12/25/42	10,297
1,016,463	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.750%	3.8520	12/25/44	1,071,178
91,416	Bear Stearns Asset Backed Securities Trust		6.0000	09/25/46	91,173

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(a)	US0001M + 3.750%	3.8520	07/25/36	$ 3,139,341
1,733,921	Bear Stearns Mortgage Funding Trust 2006-AR1(a)	US0001M + 0.520%	0.6220	08/25/36	2,303,091
386,245	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.160%	0.2620	12/25/46	380,664
3,234,512	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.210%	0.3120	12/25/46	4,201,209
3,039,719	Bear Stearns Mortgage Funding Trust 2007-AR1(a)	US0001M + 0.210%	0.3120	01/25/37	3,716,483
185,994	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.140%	0.2420	03/25/37	179,414
2,440,324	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.180%	0.2820	03/25/37	3,570,551
2,118,610	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.190%	0.2920	04/25/37	3,091,491
31,555	Bear Stearns Mortgage Funding Trust 2007-SL1(a)	US0001M + 0.320%	0.4220	03/25/37	30,916
710,202	Business Loan Express Business Loan Trust 2007-A(a),(c)	US0001M + 1.100%	1.2040	10/20/40	589,560
3,450,000	BXP Trust 2017-CQHP(a),(c)	US0001M + 3.000%	3.1100	11/15/34	3,213,638
5,185,489	Carrington Mortgage Loan Trust Series 2005-FRE1(a)	US0001M + 0.930%	1.0320	12/25/35	4,685,551
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1(a)	US0001M + 1.170%	1.2720	02/25/35	1,245,006
956,904	CBA Commercial Small Balance Commercial Mortgage(c),(e)		6.0400	01/25/39	919,926
451,134	C-BASS 2007-CB1 TRUST(a)	US0001M + 0.070%	0.1720	01/25/37	178,918
873,118	C-BASS 2007-CB1 TRUST(e)		5.7210	01/25/37	377,577
2,391,112	C-BASS 2007-CB1 TRUST(e)		5.8350	01/25/37	1,033,801
792,273	CDC Mortgage Capital Trust 2003-HE2(a)	US0001M + 2.850%	2.9520	10/25/33	808,162
17,728	CDC Mortgage Capital Trust 2003-HE3(a)	US0001M + 2.625%	2.7270	11/25/33	17,785
1,338,943	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 0.855%	0.9570	06/25/34	1,661,282
581,470	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 1.800%	1.9020	06/25/34	626,966
4,957,960	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 0.915%	1.0170	11/25/34	5,007,075
631,573	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 1.800%	1.9020	11/25/34	639,419
314,874	Centex Home Equity Loan Trust 2001-b(e)		7.3300	07/25/32	297,394
74,291	Centex Home Equity Loan Trust 2003-A(a)	US0001M + 1.730%	1.8320	03/25/33	73,427
710,706	Centex Home Equity Loan Trust 2004-B(a)	US0001M + 1.575%	1.6770	03/25/34	717,496
236,216	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.035%	1.1370	09/25/34	240,258
71,798	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.500%	1.6020	09/25/34	74,138
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6(c),(d)		4.1970	11/10/49	2,289,378
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7(c),(d)		4.4020	12/10/54	2,749,711
274,000	Chase Funding Trust Series 2003-1(a)	US0001M + 0.660%	0.7620	11/25/32	273,085
124,080	Chase Funding Trust Series 2003-3		4.8850	05/25/32	98,186
467,442	Chase Mortgage Finance Trust Series 2005-S3		5.5000	11/25/35	434,666
70,064	Chase Mortgage Finance Trust Series 2007-A1(d)		2.4430	02/25/37	72,226

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
27,695	Chase Mortgage Finance Trust Series 2007-A1(d)		2.5120	02/25/37	$ 26,823
720,533	ChaseFlex Trust Multi-Class Mortgage Pass-Through(a)	US0001M + 0.230%	0.3220	08/25/37	637,402
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust(c),(d)		7.2880	03/25/49	1,573,560
1,021,146	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)		0.6550	10/25/34	976,015
50,164	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.320%	0.4220	05/25/35	50,748
637,686	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)		0.6420	10/25/35	496,158
556,485	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.180%	0.2820	05/25/48	365,805
487,671	CHL Mortgage Pass-Through Trust 2003-48(d)		2.3880	10/25/33	343,955
385,620	CHL Mortgage Pass-Through Trust 2003-58(d)		2.4030	02/19/34	374,776
37,597	CHL Mortgage Pass-Through Trust 2004-25(a)	US0001M + 0.780%	0.8820	02/25/35	32,873
7,193,665	CHL Mortgage Pass-Through Trust 2004-29(b),(d)		1.9600	02/25/35	325,416
27,575	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.270%	0.3720	04/25/35	26,488
402,320	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.320%	0.4220	04/25/35	231,544
55,798	CHL Mortgage Pass-Through Trust 2005-11(d)		2.5400	04/25/35	45,724
276,346	CHL Mortgage Pass-Through Trust 2005-14		5.5000	07/25/35	141,806
374,806	CHL Mortgage Pass-Through Trust 2005-2(a)	US0001M + 0.680%	0.7820	03/25/35	353,037
105,911	CHL Mortgage Pass-Through Trust 2006-HYB3(d)		3.1050	05/20/36	105,309
91,210	CHL Mortgage Pass-Through Trust 2007-HYB2(d)		2.7180	02/25/47	89,276
273,202	CHL Mortgage Pass-Through Trust 2007-J3		6.0000	07/25/37	169,345
3,118,027	CIT Home Equity Loan Trust 2002-2(e)		6.4900	02/25/31	3,358,555
89,373	Citicorp Mortgage Securities Trust Series 2006-4		6.0000	08/25/36	60,514
42,487	Citicorp Mortgage Securities Trust Series 2007-7(f)		0.000	08/25/37	33,125
4,342,464	Citicorp Residential Mortgage Trust Series 2006-1(e)		4.8610	07/25/36	3,483,061
2,336,500	Citicorp Residential Mortgage Trust Series 2006-1(e)		6.1420	07/25/36	2,336,317
1,258,427	Citicorp Residential Mortgage Trust Series 2006-2(e)		5.9960	09/25/36	579,471
4,028,400	Citicorp Residential Mortgage Trust Series 2007-2(e)		4.9140	06/25/37	4,106,122
4,300,000	Citigroup Commercial Mortgage Trust 2014-GC21(c),(d)		3.5880	05/10/47	3,197,570
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27(b),(c),(d),(h)		1.4190	02/10/48	1,440,211
3,000,000	Citigroup Commercial Mortgage Trust 2015-GC35		3.2360	11/10/48	2,244,491
156,363	Citigroup Global Markets Mortgage Securities VII,		7.0000	12/25/27	115,602
415,011	Citigroup Global Markets Mortgage Securities VII,(a)	US0001M + 1.350%	1.4530	01/25/32	421,759
49,329	Citigroup Mortgage Loan Trust 2004-HYB2(d)		2.4230	03/25/34	50,449
186,244	Citigroup Mortgage Loan Trust 2005-3(d)		2.7680	08/25/35	159,685
103,545	Citigroup Mortgage Loan Trust 2006-AR1(a)	H15T1Y + 2.400%	2.4900	03/25/36	103,690

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
81,713	Citigroup Mortgage Loan Trust 2007-10(d)		3.1520	09/25/37	$ 81,336
1,967,999	Citigroup Mortgage Loan Trust 2007-AHL2(a)	US0001M + 0.070%	0.1720	05/25/37	1,624,906
270,164	Citigroup Mortgage Loan Trust 2007-AHL3(a),(c)	US0001M + 0.170%	0.2720	05/25/37	250,574
89,237	Citigroup Mortgage Loan Trust 2007-AMC2(a)	US0001M + 0.080%	0.1820	01/25/37	78,307
54,228	Citigroup Mortgage Loan Trust 2007-AR8(d)		2.9950	07/25/37	52,452
355,721	Citigroup Mortgage Loan Trust 2007-OPX1(e)		6.3330	01/25/37	202,965
110,762	Citigroup Mortgage Loan Trust, Inc.(d)		2.2620	02/25/34	113,540
373,091	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.095%	1.1970	02/25/35	372,968
3,992,373	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.975%	1.0770	10/25/35	2,706,669
559,489	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.260%	0.3620	11/25/35	492,188
76,608	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	77,324
1,381,524	CitiMortgage Alternative Loan Trust Series 2007-A4		5.7500	04/25/37	1,372,321
3,726,690	CitiMortgage Alternative Loan Trust Series 2007-A6(a),(b)	US0001M + 5.400%	5.2980	06/25/37	442,498
1,000,000	COMM 2012-LC4 Mortgage Trust(d)		5.5580	12/10/44	970,104
918,000	COMM 2013-CCRE7 Mortgage Trust(c),(d)		4.3880	03/10/46	856,524
1,300,000	COMM 2014-LC17 Mortgage Trust(c)		3.1140	10/10/47	1,094,528
4,750,000	COMM 2015-CCRE24 Mortgage Trust Series 2015-CR24 D(d)		3.4630	08/10/48	4,403,081
2,660,000	Commercial Mortgage Pass Through Certificates(c)		3.4000	10/05/30	2,645,603
1,548,684	Conseco Finance Corporation(d)		7.9500	11/15/26	1,414,188
201,304	Conseco Finance Corporation(d)		7.5400	06/15/28	207,504
2,719,812	Conseco Finance Corporation(d)		6.5600	11/01/28	2,508,496
3,512,452	Conseco Finance Corporation(d)		6.8300	04/01/30	3,442,467
82,856	Conseco Finance Corporation(d)		6.9800	09/01/30	79,653
707,170	Conseco Finance Corporation/Old(a)	US0001M + 5.250%	5.3600	04/15/32	720,064
777,434	Conseco Finance Home Equity Loan Trust 2002-B(a)	US0001M + 5.250%	5.3600	05/15/33	793,979
845,658	Conseco Finance Securitizations Corporation(d)		7.6900	03/01/31	819,647
3,000,000	Conseco Finance Securitizations Corporation(d)		9.5460	12/01/33	3,139,597
1,151,748	Conseco Finance Securitizations Corporation(d)		9.7800	12/01/33	54,344
16,508	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 3.375%	3.4770	03/25/32	20,697
1,084,194	Countrywide Asset-Backed Certificates(a)	US0001M + 0.900%	1.0020	05/25/32	1,074,750
558,011	Countrywide Asset-Backed Certificates(a)	US0001M + 2.250%	2.3520	11/25/32	574,379
237,424	Countrywide Asset-Backed Certificates(a)	US0001M + 2.550%	2.6520	04/25/33	241,811
792,022	Countrywide Asset-Backed Certificates(a)	US0001M + 1.020%	1.1220	09/25/33	774,598
47,508	Countrywide Asset-Backed Certificates(a)	US0001M + 1.950%	2.0520	03/25/34	47,704

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
200,272	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	1.9770	04/25/34	$ 199,862
21,925	Countrywide Asset-Backed Certificates(a)	US0001M + 2.250%	2.3520	07/25/34	22,017
506,367	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	1.9770	10/25/34	503,178
1,133,380	Countrywide Asset-Backed Certificates(a)	US0001M + 4.200%	4.3020	12/25/34	1,218,549
194,617	Countrywide Asset-Backed Certificates(a)	US0001M + 0.500%	0.6020	03/25/36	197,411
2,701,668	Countrywide Asset-Backed Certificates(a)	US0001M + 0.975%	1.0770	04/25/36	2,389,757
1,565,766	Countrywide Asset-Backed Certificates(a)	US0001M + 0.615%	0.7070	07/25/36	1,653,272
416,926	Countrywide Asset-Backed Certificates(a)	US0001M + 0.260%	0.3620	12/25/36	378,269
1,865,650	Countrywide Asset-Backed Certificates(a)	US0001M + 0.280%	0.3820	03/25/37	1,922,628
139,496	Countrywide Asset-Backed Certificates(a)	US0001M + 0.140%	0.2420	05/25/37	136,595
229,284	Countrywide Asset-Backed Certificates(a)	US0001M + 0.230%	0.3320	05/25/37	233,502
309,566	Countrywide Asset-Backed Certificates(a)	US0001M + 0.160%	0.2620	01/25/46	309,681
1,009,604	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 0.900%	1.0020	03/25/47	902,607
271,960	Credit Suisse First Boston Mortgage Securities(d)		3.0320	06/25/32	284,184
108,787	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.000%	2.1020	10/25/32	108,837
1,292,436	Credit Suisse First Boston Mortgage Securities(d)		6.6970	02/25/33	1,145,610
95,396	Credit Suisse First Boston Mortgage Securities(d)		2.1900	03/25/33	95,048
821,667	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.100%	2.2020	02/25/34	862,764
114,483	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 3.250%	3.3520	04/25/34	116,236
1,128,208	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 1.150%	1.2520	11/25/34	1,033,139
610,320	Credit Suisse First Boston Mortgage Securities		5.5000	02/25/35	614,794
928,113	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.950%	2.0520	04/25/32	936,054
573,151	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.0920	05/25/32	594,058
106,213	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.425%	1.5170	01/25/33	106,257
108,178	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.0920	03/25/34	112,567
221,578	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 3.750%	3.4240	03/25/34	233,415
145,075	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 4.875%	3.4240	03/25/34	200,472
142,167	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 2.700%	2.7920	07/25/35	145,567
3,505,000	Credit-Based Asset Servicing and Securitization,(c),(e)		6.5000	09/25/35	2,810,404
41,936	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 0.795%	0.8870	12/25/35	41,895
1,528,805	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 1.050%	1.1520	07/25/36	1,540,831
445,000	Credit-Based Asset Servicing and Securitization,(e)		6.1140	04/25/37	392,182
958,635	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 0.340%	0.4320	07/25/37	787,991
3,000,000	Csail 2015-C2 Commercial Mortgage Trust(d)		4.1870	06/15/57	2,874,790

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(d)		4.1870	06/15/57	$ 814,652
651,331	CSFB Mortgage-Backed Trust Series 2004-7(d)		5.9380	11/25/34	445,553
132,574	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.7830	07/25/35	108,318
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.7830	07/25/35	2,721,451
2,000,000	CWABS Asset-Backed Certificates Trust 2005-11(d)		4.1030	02/25/36	2,045,192
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4(d)		5.2360	07/25/35	1,694,273
1,783,220	CWABS Inc Asset-Backed Certificates Trust 2004-4(a)	US0001M + 4.500%	4.6020	08/25/33	1,858,981
38,193	CWABS Inc Asset-Backed Certificates Trust 2004-5(a)	US0001M + 0.855%	0.9570	08/25/34	38,131
1,105,639	CWHEQ Revolving Home Equity Loan Trust Series(a),(c)	US0001M + 0.180%	0.2900	05/15/35	1,092,650
295,282	CWHEQ Revolving Home Equity Loan Trust Series(a)	US0001M + 0.200%	0.3100	05/15/36	284,320
152,173	Delta Funding Home Equity Loan Trust 1999-3(e)		8.1000	01/15/30	121,834
113,678	Deutsche Alt-A Securities Inc Mortgage Loan Trust(d)		5.5000	11/25/35	145,395
697,474	Deutsche Alt-A Securities Mortgage Loan Trust		6.0000	10/25/22	650,315
1,226,085	Deutsche Alt-A Securities Mortgage Loan Trust(a)	US0001M + 0.400%	0.5030	08/25/47	917,828
2,295,502	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(e)		5.1700	12/25/33	2,263,537
953,598	Deutsche Mortgage Securities Inc REMIC Trust(a),(c)	US0001M + 0.250%	0.3510	05/28/37	371,514
17,152	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.650%	1.7540	08/25/35	16,048
370,461	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.875%	1.9790	07/19/44	219,271
15,839	DSLA Mortgage Loan Trust 2005-AR1(a)	US0001M + 0.660%	0.7640	02/19/45	1,728
3,303,719	DSLA Mortgage Loan Trust 2007-AR1(a)	US0001M + 0.180%	0.2840	04/19/47	3,842,015
984,536	EMC Mortgage Loan Trust 2002-A(a),(c)	US0001M + 2.550%	2.6520	05/25/39	969,041
2,884,393	Equifirst Loan Securitization Trust 2007-1(a)	US0001M + 0.280%	0.3820	04/25/37	6,076,662
439,548	EquiFirst Mortgage Loan Trust 2004-3(a)	US0001M + 3.900%	4.0030	12/25/34	429,988
850,860	EquiFirst Mortgage Loan Trust 2005-1(a)	US0001M + 1.800%	1.9030	04/25/35	858,478
782,374	Equity One Mortgage Pass-Through Trust 2004-3(e)		4.0840	07/25/34	775,487
154,809	Fannie Mae REMIC Trust 2003-W1(d)		2.9130	12/25/42	131,083
451,886	Finance America Mortgage Loan Trust 2004-1(a)	US0001M + 2.175%	2.2770	06/25/34	439,496
245,312	Finance America Mortgage Loan Trust 2004-2(a)	US0001M + 0.900%	1.0020	08/25/34	242,884
640,958	First Franklin Mortgage Loan Trust 2002-FF4(a)	US0001M + 1.575%	1.6770	02/25/33	578,820
54,045	First Franklin Mortgage Loan Trust 2002-FFA(a)	US0001M + 2.000%	2.1020	09/25/32	57,368
269,773	First Franklin Mortgage Loan Trust 2003-FF4(a)	US0001M + 2.475%	2.5770	10/25/33	265,550
908,889	First Franklin Mortgage Loan Trust 2003-FFH1(a)	US0001M + 2.625%	2.7270	09/25/33	961,343
2,874,948	First Franklin Mortgage Loan Trust 2003-FFH2(a)	US0001M + 2.370%	2.4720	02/25/34	3,168,424
2,593,562	First Franklin Mortgage Loan Trust 2004-FF10(a)	US0001M + 2.325%	2.4270	05/25/34	2,491,658

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
438,975	First Franklin Mortgage Loan Trust 2004-FF5(a)	US0001M + 2.400%	2.5020	08/25/34	$ 446,679
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7(a)	US0001M + 2.175%	2.2770	09/25/34	1,212,854
912,319	First Franklin Mortgage Loan Trust 2004-FF7(e)		5.5000	09/25/34	1,007,525
913,553	First Franklin Mortgage Loan Trust 2004-FFH4(a)	US0001M + 2.700%	2.8020	01/25/35	989,700
5,145,947	First Franklin Mortgage Loan Trust 2005-FF9(a)	US0001M + 0.810%	0.9120	10/25/35	5,993,230
4,610,642	First Franklin Mortgage Loan Trust 2006-FF10(a)	US0001M + 0.270%	0.3720	07/25/36	7,344,088
3,917,479	First Franklin Mortgage Loan Trust 2006-FF11(a)	US0001M + 0.375%	0.4770	08/25/36	4,860,845
4,545,069	First NLC Trust 2005-1(a)	US0001M + 0.645%	0.7370	05/25/35	4,250,682
1,285,933	First NLC Trust 2007-1(a),(c)	US0001M + 0.280%	0.3820	08/25/37	856,741
60,628	Fremont Home Loan Trust 2004-B(a)	US0001M + 2.325%	2.4270	05/25/34	65,796
180,107	Fremont Home Loan Trust 2004-C(a)	US0001M + 1.725%	1.8270	08/25/34	179,646
409,786	GE Capital Mortgage Funding Corp 1999-HE3 Trust(d)		7.7750	10/25/29	425,621
110,192	GE Capital Mortgage Services Inc 1999-HE2 Trust(d)		7.9050	07/25/29	62,763
1,662,044	Global Mortgage Securitization Ltd.(c)		5.2500	04/25/32	1,594,823
774,445	GMACM Home Equity Loan Trust 2006-HE1(a)	US0001M + 0.315%	0.4170	11/25/36	2,031,953
1,549,199	GMACM Mortgage Loan Trust 2004-GH1(e)		5.5000	07/25/35	1,545,457
29,152	GreenPoint Mortgage Funding Trust 2006-AR3(a)	US0001M + 0.460%	0.5620	04/25/36	40,275
6,158,550	GreenPoint Mortgage Funding Trust Series 2006-AR6(a)	US0001M + 0.220%	0.3220	10/25/46	6,297,919
1,560,508	GreenPoint Mortgage Funding Trust Series 2006-AR6(a)	US0001M + 0.340%	0.4420	10/25/46	1,395,076
390,081	GreenPoint Mortgage Loan Trust 2004-1(a)	US0001M + 1.150%	1.2520	10/25/34	357,444
1,250,000	GS Mortgage Securities Corp Trust 2018-3PCK(a),(c)	US0001M + 4.000%	4.3600	09/15/31	1,106,402
10,600,046	GS Mortgage Securities Corporation II(a),(c)	US0001M + 1.550%	1.6600	09/15/31	9,671,228
2,249,298	GS Mortgage Securities Trust 2007-GG10(d)		5.8300	08/10/45	865,701
125,000	GS Mortgage Securities Trust 2011-GC5(c),(d)		5.1580	08/10/44	125,308
558,529	GS Mortgage Securities Trust 2011-GC5(c),(d)		5.1580	08/10/44	482,918
3,500,000	GS Mortgage Securities Trust 2014-GC22(c),(d)		4.6890	06/10/47	3,141,000
1,666,666	GS Mortgage Securities Trust 2014-GC24(c),(d)		4.5330	09/10/47	1,148,023
3,790,000	GS Mortgage Securities Trust 2014-GC26(c),(d)		4.5090	11/10/47	2,612,994
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 Class D(c),(d)		3.2330	11/10/49	2,610,790
669,101	GSAA Home Equity Trust 2005-2(a)	US0001M + 2.175%	2.2770	12/25/34	764,001
57,191	GSAA Home Equity Trust 2006-3(a)	US0001M + 0.160%	0.2620	03/25/36	25,909
1,842,000	GSAA Trust(e)		5.7600	11/25/34	1,876,290
166,297	GSAMP Trust 2004-OPT(a)	US0001M + 2.550%	2.6520	11/25/34	172,611
89,597	GSAMP Trust 2004-WF(a)	US0001M + 2.475%	2.5770	10/25/34	92,263

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
1,664,924	GSAMP Trust 2006-NC1(a)	US0001M + 0.570%	0.6720	02/25/36	$ 2,039,323
1,090,680	GSAMP Trust 2007-FM1(a)	US0001M + 0.120%	0.2220	12/25/36	699,830
2,000,000	GSAMP Trust 2007-SEA1(c),(e)		5.5000	12/25/36	2,001,126
1,643,950	GSMPS Mortgage Loan Trust 2003-3(c),(d)		7.0560	06/25/43	455,853
158,067	GSMPS Mortgage Loan Trust 2006-RP1(a),(c)	US0001M + 0.350%	0.4520	01/25/36	132,987
287,349	GSR Mortgage Loan Trust 2003-1(a)	H15T1Y + 1.750%	1.8400	03/25/33	276,315
156,875	GSR Mortgage Loan Trust 2003-2F		4.7500	03/25/32	162,525
16,429	GSR Mortgage Loan Trust 2004-7(d)		2.3130	06/25/34	16,961
2,255,287	GSR Mortgage Loan Trust 2006-4F(a)	US0001M + 0.350%	0.4520	05/25/36	224,083
1,112,575	GSR Mortgage Loan Trust 2006-9F(a)	US0001M + 0.350%	0.4520	10/25/36	136,043
25,004	GSR Mortgage Loan Trust 2006-AR2(a)	US0001M + 0.780%	0.8820	12/25/35	11,931
115,873	GSR Mortgage Loan Trust 2006-AR2(d)		2.6520	04/25/36	94,552
1,315,106	GSR Mortgage Loan Trust 2006-OA1(a)	US0001M + 0.520%	0.6220	08/25/46	732,796
528,580	HarborView Mortgage Loan Trust 2005-12(a)	12MTA + 2.000%	2.0820	10/19/35	366,718
3,903,625	HarborView Mortgage Loan Trust 2005-13(a)	US0001M + 0.560%	0.6640	02/19/36	2,466,756
137,384	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.760%	1.0720	07/19/45	128,246
1,531,388	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.825%	1.1360	07/19/45	1,348,419
19,891,993	HarborView Mortgage Loan Trust 2005-8(b),(d)		1.8920	09/19/35	309,959
13,258,437	HarborView Mortgage Loan Trust 2006-1(b),(d)		2.1150	03/19/36	470,212
4,839,889	HarborView Mortgage Loan Trust 2006-10(a)	US0001M + 0.240%	0.3440	11/19/36	4,861,690
1,140,477	HarborView Mortgage Loan Trust 2006-14(a)	US0001M + 0.200%	0.3040	02/19/37	2,146,048
145,517	HarborView Mortgage Loan Trust 2006-7(a)	US0001M + 0.400%	0.5040	09/19/46	133,853
2,222,559	HarborView Mortgage Loan Trust 2007-1(a)	US0001M + 0.360%	0.4640	03/19/37	3,237,706
2,159,603	HarborView Mortgage Loan Trust 2007-3(a)	US0001M + 0.230%	0.3340	05/19/47	2,120,311
5,563,038	HarborView Mortgage Loan Trust 2007-7(a)	US0001M + 1.000%	1.1020	10/25/37	5,341,972
850,000	HMH Trust 2017-NSS(c)		3.0620	07/05/31	850,891
8,113,000	HMH Trust 2017-NSS(c)		6.2920	07/05/31	7,680,276
4,000,000	HMH Trust 2017-NSS(c)		8.4800	07/05/31	3,745,669
237,122	Home Equity Asset Trust(a)	US0001M + 2.550%	2.6520	03/25/33	238,844
1,333,643	Home Equity Asset Trust(a)	US0001M + 3.500%	3.6020	03/25/34	1,345,596
135,035	Home Equity Asset Trust(a)	US0001M + 2.350%	2.4520	04/25/34	136,590
296,287	Home Equity Asset Trust(a)	US0001M + 2.500%	2.6020	04/25/34	298,589
329,317	Home Equity Asset Trust(a)	US0001M + 2.600%	2.7020	08/25/34	683,825
770,660	Home Equity Asset Trust(a)	US0001M + 1.500%	1.6020	03/25/35	777,281

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
220,197	Home Equity Asset Trust 2002-2(a)	US0001M + 1.850%	1.9520	06/25/32	$ 218,466
215,407	Home Equity Asset Trust 2004-6(a)	US0001M + 1.650%	1.7520	12/25/34	219,811
1,138,320	Home Equity Asset Trust 2005-4(a)	US0001M + 1.680%	1.7720	10/25/35	1,453,161
8,516,707	Home Equity Loan Trust(a)	US0001M + 0.500%	0.6020	04/25/37	10,957,637
468,922	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	2.2770	12/25/32	489,478
105,693	Home Equity Mortgage Loan Asset-Backed Trust(e)		4.7380	04/25/33	150,309
262,272	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	2.2770	11/25/34	262,833
156,564	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.425%	1.5270	03/25/35	154,556
344,441	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.575%	1.6770	03/25/35	334,918
293,558	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.875%	1.9770	03/25/35	297,235
137,000	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.660%	0.7620	03/25/36	134,427
4,592,227	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.160%	0.2620	11/25/36	4,398,769
183,611	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.120%	0.2220	04/25/37	149,312
1,087,011	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.220%	0.3220	04/25/37	948,450
1,616,671	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.240%	0.3420	04/25/37	1,293,622
128,294	HomeBanc Mortgage Trust 2004-2(a)	US0001M + 0.975%	1.0770	12/25/34	127,168
518,648	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.875%	1.9770	03/25/35	442,101
67,687	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.950%	2.0520	03/25/35	57,630
4,886,914	HSI Asset Securitization Corp Trust 2007-WF1(a)	US0001M + 0.270%	0.3720	05/25/37	6,264,396
1,000,000	Hudsons Bay Simon JV Trust 2015-HBS(a),(c)	US0001M + 2.400%	2.5040	08/05/34	889,096
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,750,000
453,975	IMC Home Equity Loan Trust 1998-1(e)		7.5300	06/20/29	455,116
1,940	IMC Home Equity Loan Trust 1998-5(e)		6.5600	03/15/37	1,971
441,577	Impac CMB Trust Series 2004-11(a)	US0001M + 0.740%	0.8420	03/25/35	452,905
68,578	Impac CMB Trust Series 2004-4(a)	US0001M + 2.250%	2.3530	09/25/34	68,077
320,985	Impac CMB Trust Series 2005-2(a)	US0001M + 0.645%	0.7470	04/25/35	316,723
548,809	Impac CMB Trust Series 2005-2(a)	US0001M + 0.765%	0.8670	04/25/35	531,958
116,901	Impac CMB Trust Series 2005-2(a)	US0001M + 1.125%	1.2270	04/25/35	113,247
77,934	Impac CMB Trust Series 2005-2(a)	US0001M + 2.475%	2.5770	04/25/35	76,901
4,982	Impac CMB Trust Series 2005-6(a)	US0001M + 3.375%	3.4770	10/25/35	5,303
246,044	Impac Secured Assets CMN Owner Trust		6.5000	04/25/33	187,712
900,165	Impac Secured Assets CMN Owner Trust(e)		5.2520	03/25/34	881,276
4,210,576	Impac Secured Assets Corp Series 2004-4(a)	US0001M + 1.650%	1.7520	02/25/35	4,117,550
1,613,560	IndyMac IMJA Mortgage Loan Trust 2007-A1		6.0000	08/25/37	913,838

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
1,571,142	IndyMac IMJA Mortgage Loan Trust 2007-A3		6.2500	11/25/37	$ 964,094
5,440,973	IndyMac IMSC Mortgage Loan Trust 2007-HOA1(a)	US0001M + 0.180%	0.4620	07/25/47	4,484,189
92,559	IndyMac INDA Mortgage Loan Trust 2006-AR3(d)		3.0010	12/25/36	87,404
1,584,264	IndyMac INDX Mortgage Loan Trust 2004-AR14(a)	US0001M + 0.720%	0.8220	01/25/35	1,390,101
115,270	IndyMac INDX Mortgage Loan Trust 2004-AR5(a)	US0001M + 0.800%	0.9020	08/25/34	110,588
1,165,034	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		3.0110	10/25/34	1,172,432
966,049	IndyMac INDX Mortgage Loan Trust 2004-AR9(a)	US0001M + 1.800%	1.9030	11/25/34	750,059
160,512	IndyMac INDX Mortgage Loan Trust 2005-AR2(a)	US0001M + 0.780%	0.8820	02/25/35	132,918
329,045	IndyMac INDX Mortgage Loan Trust 2005-AR23(d)		2.7300	11/25/35	309,275
616,802	IndyMac INDX Mortgage Loan Trust 2005-AR4(a)	US0001M + 0.560%	0.6620	03/25/35	603,774
260,490	IndyMac INDX Mortgage Loan Trust 2006-AR21(a)	US0001M + 0.240%	0.3420	08/25/36	258,968
631,299	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.160%	0.2620	11/25/36	643,531
773,517	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.340%	0.4420	11/25/36	793,825
51,152	IndyMac INDX Mortgage Loan Trust 2006-AR5(d)		3.1320	05/25/36	52,770
90,054	IndyMac INDX Mortgage Loan Trust 2006-AR6(a)	US0001M + 0.400%	0.5020	06/25/46	83,461
1,214,564	IndyMac INDX Mortgage Loan Trust 2006-AR8(a)	US0001M + 0.460%	0.5620	07/25/46	1,281,196
1,714,713	IndyMac INDX Mortgage Loan Trust 2007-FLX3(a)	US0001M + 0.270%	0.3720	06/25/37	2,279,157
18,126	Irwin Home Equity Loan Trust 2006-1(a),(c)	US0001M + 0.420%	0.5220	09/25/35	18,042
420,942	JP Morgan Alternative Loan Trust(d)		3.0770	05/25/36	315,697
2,418,450	JP Morgan Chase Commercial Mortgage Securities(c)		3.4290	06/10/27	1,366,424
3,255,832	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,877,136
64,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 2.550%	2.6600	04/15/31	63,541
27,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 3.370%	3.4800	04/15/31	26,750
5,000,000	JP Morgan Chase Commercial Mortgage Securities(c),(d)		5.3600	02/15/46	4,950,823
1,821,000	JP Morgan Chase Commercial Mortgage Securities(d)		4.1640	04/15/46	1,489,971
3,523,989	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	3,346,456
957,411	JP Morgan Mortgage Trust 2005-A1(d)		2.5450	02/25/35	749,244
85,409	JP Morgan Mortgage Trust 2006-A6(d)		2.5370	10/25/36	70,406
190,280	JP Morgan Mortgage Trust 2006-A7(d)		3.0950	01/25/37	180,282
135,697	JP Morgan Mortgage Trust 2006-S3		6.5000	08/25/36	73,968
1,000,000	JPMBB Commercial Mortgage Securities Trust(c),(d)		3.6480	10/15/48	704,928
3,138,000	JPMBB Commercial Mortgage Securities Trust 2016-C1(c),(d)		4.7320	03/15/49	2,776,447
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2(c),(d)		3.3600	06/15/49	1,738,079
5,000,000	Lehman Brothers Small Balance Commercial Mortgage(a),(c)	US0001M + 0.600%	0.7020	06/25/37	4,277,544

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
2,026,600	Lehman Mortgage Trust 2005-3		5.5000	01/25/36	$ 1,502,205
42,183	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	43,167
5,032,790	Lehman Mortgage Trust 2007-5(a),(b)	US0001M + 6.340%	6.2380	06/25/37	1,423,819
138,298	Lehman XS Trust 2007-1(a)	US0001M + 0.460%	0.5620	02/25/37	114,010
1,182,741	Lehman XS Trust 2007-6(a)	US0001M + 0.420%	0.5220	05/25/37	1,053,627
1,304,347	Lehman XS Trust Series 2005-5N(a)	US0001M + 0.500%	0.6020	11/25/35	1,086,004
4,683,878	Lehman XS Trust Series 2005-9N(a)	12MTA + 1.060%	1.1420	02/25/36	4,423,224
1,630,773	Lehman XS Trust Series 2006-18N(a)	US0001M + 0.190%	0.4820	12/25/36	1,503,779
839,503	Lehman XS Trust Series 2007-12N(a)	US0001M + 0.200%	0.3020	07/25/47	855,363
157,364	Lehman XS Trust Series 2007-16N(a)	US0001M + 0.850%	0.9520	09/25/47	162,044
1,036,733	Lehman XS Trust Series 2007-7N(a)	US0001M + 0.240%	0.3420	06/25/47	1,072,097
140,310	Long Beach Mortgage Loan Trust 2004-5(a)	US0001M + 1.800%	1.9020	09/25/34	147,632
70,706	Long Beach Mortgage Loan Trust 2004-5(a)	US0001M + 1.950%	2.0520	09/25/34	75,827
5,398,692	Long Beach Mortgage Loan Trust 2005-1(a)	US0001M + 1.425%	1.5270	02/25/35	5,407,464
438,626	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.350%	0.4520	03/25/36	30,697
285,107	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.400%	0.5020	03/25/36	20,492
109,316	Mastr Asset Backed Securities Trust 2004-FRE1(a)	US0001M + 2.100%	2.2020	07/25/34	109,449
242,768	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 3.750%	3.8530	09/25/34	241,459
267,360	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 1.500%	1.6020	09/25/34	263,946
859,919	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 2.850%	2.9520	09/25/34	829,809
87,195	Mastr Asset Backed Securities Trust 2005-NC1(a)	US0001M + 1.200%	1.3020	12/25/34	89,176
493,516	MASTR Asset Securitization Trust 2004-1(d)		2.1580	02/25/34	463,601
58,841	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	24,350
332,556	Mastr Specialized Loan Trust(c),(e)		5.7500	07/25/35	417,947
876,206	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(d)		2.6100	10/20/29	890,620
852,378	MERIT Securities Corporation(e)		8.3500	07/28/33	771,791
715,470	Merrill Lynch Alternative Note Asset Trust Series(a)	US0001M + 0.250%	0.3530	08/25/37	722,833
71,387	Merrill Lynch Mortgage Investors Trust MLMI Series(d)		2.6930	12/25/32	65,408
1,088,197	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.475%	2.5770	07/25/34	1,120,493
3,294,010	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.975%	1.0770	08/25/35	4,681,886
34,119	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 4.350%	4.4520	08/25/35	36,002
734,670	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 5.250%	5.3520	08/25/35	826,147
138,470	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.795%	0.8970	09/25/35	138,557
1,092,952	Merrill Lynch Mortgage Investors Trust Series(a),(c)	US0001M + 5.625%	5.7270	09/25/35	1,152,463

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
280,804	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 1.950%	2.0520	10/25/35	$ 278,042
6,560,144	Merrill Lynch Mortgage Investors Trust Series MLCC(b),(d)		0.9520	01/25/29	104,478
16,051	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.0000	09/25/37	15,795
534,317	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.1180	09/25/37	271,018
62,047	Merrill Lynch Mortgage Investors Trust Series MLMI(d)		2.3470	02/25/34	57,404
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10(a)	US0001M + 5.625%	5.7280	10/25/33	770,824
1,617,153	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC5(a)	US0001M + 4.950%	5.0530	04/25/33	1,696,795
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.400%	5.5030	09/25/33	442,510
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.625%	5.7280	09/25/33	583,795
44,674	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE7(a)	US0001M + 2.850%	2.9520	08/25/34	49,790
35,691	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7(a)	US0001M + 1.725%	1.8270	07/25/34	35,603
1,583,536	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(a)	US0001M + 1.425%	1.5270	01/25/35	1,538,043
262,942	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE1(a)	US0001M + 1.305%	1.4070	12/25/34	256,453
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2(a)	US0001M + 1.020%	1.1220	01/25/35	487,463
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1(a)	US0001M + 1.095%	1.1970	01/25/35	1,091,476
1,887,631	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2(a)	US0001M + 1.035%	1.1370	03/25/35	1,676,167
200,000	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4(a)	US0001M + 1.050%	1.1520	04/25/35	199,160
297,592	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3(a)	US0001M + 0.060%	0.1620	12/25/36	195,942
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		4.2130	02/15/46	1,539,263
100,000	Morgan Stanley Bank of America Merrill Lynch Trust(d)		4.0750	07/15/46	89,485
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust(c)		2.8770	05/15/49	1,178,252
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	09/15/49	2,619,745
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	11/15/49	3,846,953
750,000	Morgan Stanley Capital I Trust 2019-BPR(a),(c)	US0001M + 4.000%	4.1100	05/15/36	640,292
99,000	Morgan Stanley Capital I Trust 2019-MEAD(c),(d)		3.1770	11/10/36	99,867
1,207,337	Morgan Stanley Home Equity Loan Trust 2007-2(a)	US0001M + 0.100%	0.2020	04/25/37	786,792
2,189,752	Morgan Stanley IXIS Real Estate Capital Trust(a)	US0001M + 0.150%	0.2520	11/25/36	972,842
565,967	Morgan Stanley Mortgage Loan Trust 2004-11AR(a)	US0001M + 0.600%	0.7020	01/25/35	483,535
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.640%	0.7420	04/25/37	1,108,729
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.640%	0.7420	04/25/37	278,460
135,423	MortgageIT Trust 2005-2(a)	US0001M + 0.810%	0.9120	05/25/35	137,003
38,315	MortgageIT Trust 2005-2(a)	US0001M + 1.650%	1.7490	05/25/35	37,141
2,750,000	MSBAM Commercial Mortgage Securities Trust(c),(d)		4.2820	10/15/30	2,398,358
944,124	New Century Home Equity Loan Trust 2003-6(a)	US0001M + 4.763%	4.8650	01/25/34	1,016,041

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
50,567	New Century Home Equity Loan Trust 2004-1(a)	US0001M + 2.025%	2.1270	05/25/34	$ 52,515
1,174,412	New Century Home Equity Loan Trust Series 2003-2(a)	US0001M + 3.000%	3.1020	01/25/33	1,105,074
174,454	New Century Home Equity Loan Trust Series 2003-3(a)	US0001M + 5.625%	5.7280	07/25/33	206,131
29,202	New Century Home Equity Loan Trust Series 2003-5(e)		4.8660	11/25/33	29,063
1,579,466	New Century Home Equity Loan Trust Series 2003-5(c),(e)		4.8660	11/25/33	1,428,190
91,352	New Century Home Equity Loan Trust Series 2003-5(e)		6.0000	11/25/33	92,974
734,860	Newcastle Mortgage Securities Trust 2007-1(a)	US0001M + 0.650%	0.7520	04/25/37	3,737,021
128,833	Nomura Asset Acceptance Corp Alternative Loan(a)	US0001M + 1.100%	1.2020	08/25/34	148,827
399	Nomura Asset Acceptance Corp Alternative Loan(a)	US0001M + 0.620%	0.7220	01/25/36	35,663
256,347	Nomura Asset Acceptance Corp Alternative Loan(d)		3.2690	06/25/36	226,099
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 2.550%	2.6530	06/25/34	1,335,904
98,506	NovaStar Mortgage Funding Trust Series 2004-3(a)	US0001M + 2.775%	2.8770	12/25/34	99,505
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4(a)	US0001M + 2.550%	2.6520	03/25/35	2,528,008
3,278,454	NovaStar Mortgage Funding Trust Series 2005-1(a)	US0001M + 1.770%	1.8720	06/25/35	2,566,762
371,222	NovaStar Mortgage Funding Trust Series 2006-MTA1(a)	US0001M + 0.380%	0.4300	09/25/46	366,406
1,889,278	Oakwood Mortgage Investors, Inc.(d)		7.7600	03/15/32	1,867,707
387,518	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.025%	2.1270	01/25/34	390,159
298,286	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.475%	2.5770	01/25/34	300,151
140,656	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.575%	1.6770	05/25/34	147,546
437,346	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.875%	1.9770	05/25/34	465,359
593,107	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 2.700%	2.8020	05/25/34	619,621
4,842,921	OPTONE 68402SAC3 DEL TR 2016-1(b),(c),(d)		9.1620	02/26/38	3,706,713
211,521	Origen Manufactured Housing Contract Trust 2001-A(d)		7.8200	03/15/32	208,398
962,141	Ownit Mortgage Loan Trust Series 2004-1(a)	US0001M + 2.775%	2.8770	07/25/35	1,218,961
2,559,307	Ownit Mortgage Loan Trust Series 2005-4(a)	US0001M + 0.825%	0.9270	08/25/36	2,612,475
3,812,129	Ownit Mortgage Loan Trust Series 2006-3(a)	US0001M + 0.495%	0.5970	03/25/37	4,176,514
8,387,000	Palisades Center Trust 2016-PLSD(c)		2.7130	04/13/33	7,845,457
2,390,000	Palisades Center Trust 2016-PLSD(c)		3.3570	04/13/33	1,774,173
1,230,296	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.775%	2.8770	09/25/34	1,354,261
80,184	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.720%	0.8220	08/25/35	81,971
2,953,123	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.990%	1.0920	09/25/35	2,971,407
189,648	People's Choice Home Loan Securities Trust Series(a)	US0001M + 1.725%	1.8270	10/25/34	191,555
1,325,384	People's Choice Home Loan Securities Trust Series(a)	US0001M + 2.700%	2.8020	10/25/34	1,322,889
45,655	Popular A.B.S Mortgage Pass-Through Trust 2005-5(e)		3.6310	11/25/35	45,937

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
980,213	Popular A.B.S Mortgage Pass-Through Trust 2005-A(a)	US0001M + 2.475%	2.5770	06/25/35	$ 1,000,240
2,258,541	Popular A.B.S Mortgage Pass-Through Trust 2006-C(a)	US0001M + 0.430%	0.5320	07/25/36	2,984,696
70,603	Prime Mortgage Trust 2006-1		5.5000	06/25/36	70,674
695,000	Prime Mortgage Trust 2006-CL1(a)	US0001M + 0.720%	0.8220	02/25/35	582,817
300,000	Provident Bank Home Equity Loan Trust 1998-4(a)	US0001M + 3.500%	3.6030	01/25/30	295,716
638,478	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.390%	0.8720	01/25/31	596,941
175,954	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.420%	0.9320	01/25/31	167,433
1,662,823	Quest Trust(a),(c)	US0001M + 5.250%	4.2010	12/25/33	1,574,496
260,320	Quest Trust(a),(c)	US0001M + 4.875%	4.9770	02/25/34	275,944
1,415,997	Quest Trust(a),(c)	US0001M + 3.225%	3.3270	06/25/34	1,403,487
325,067	RAAC Series 2004-SP3 Trust(a)	US0001M + 2.775%	2.8770	09/25/34	205,950
596,808	RAAC Series 2005-SP2 Trust(a)	US0001M + 0.600%	0.7020	06/25/44	549,712
199,800	RAAC Series 2006-SP1 Trust(a)	US0001M + 0.825%	0.9270	09/25/45	198,302
550,040	RAAC Series 2007-RP4 Trust(a),(c)	US0001M + 0.350%	0.4530	11/25/46	538,063
9,234	RALI Series 2003-QS9 Trust(a)	US0001M + 0.450%	0.5520	05/25/30	8,812
4,333,011	RALI Series 2005-QO1 Trust(a)	US0001M + 0.380%	0.4820	08/25/35	2,075,883
248,239	RALI Series 2005-QS7 Trust		5.5000	06/25/35	245,844
2,249,416	RALI Series 2006-QA8 Trust(a)	US0001M + 0.380%	0.4820	09/25/36	2,327,387
1,942,933	RALI Series 2006-QO7 Trust(a)	12MTA + 0.800%	0.8820	09/25/46	1,868,563
444,404	RALI Series 2006-QO8 Trust(a)	US0001M + 0.400%	0.5020	10/25/46	441,644
41,157,773	RALI Series 2006-QS12 Trust(b),(d)		0.4770	09/25/36	547,024
331,129	RALI Series 2006-QS16 Trust		6.0000	11/25/36	324,871
183,021	RALI Series 2006-QS7 Trust(a)	US0001M + 0.400%	0.5020	06/25/36	135,906
1,250,253	RALI Series 2007-QH3 Trust(a)	US0001M + 0.210%	0.3120	04/25/37	4,053,823
752,303	RALI Series 2007-QH5 Trust(a)	US0001M + 0.250%	0.6020	06/25/37	93,196
655,570	RALI Series 2007-QH7 Trust(a)	US0001M + 0.540%	0.6420	08/25/37	376,022
358,780	RAMP Series 2003-RS7 Trust(a)	US0001M + 3.600%	4.3280	08/25/33	340,107
386,390	RAMP Series 2003-RS9 Trust(a)	US0001M + 1.800%	2.7920	10/25/33	391,179
6,258	RAMP Series 2004-SL1 Trust(a)	US0001M + 1.900%	2.9520	10/25/31	5,980
1,000,000	RAMP Series 2005-EFC4 Trust(a)	US0001M + 0.630%	1.0470	09/25/35	997,331
409,322	RAMP Series 2005-RS8 Trust(a)	US0001M + 0.500%	0.8520	09/25/35	408,081
854,853	RAMP Series 2006-RS1 Trust(a)	US0001M + 0.410%	0.7170	01/25/36	783,900
2,368,834	RAMP Series 2006-RZ2 Trust(a)	US0001M + 0.340%	0.6120	05/25/36	3,029,134
282,282	RAMP Series 2007-RS2 Trust(a)	US0001M + 0.370%	0.8420	05/25/37	274,857

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
663,325	RASC Series 2003-KS4 Trust(a)	US0001M + 0.290%	0.6820	06/25/33	$ 650,618
1,186,036	RASC Series 2005-KS12 Trust(a)	US0001M + 0.670%	1.1070	01/25/36	1,376,823
3,000,000	RASC Series 2005-KS6 Trust(a)	US0001M + 1.250%	1.9770	07/25/35	3,057,461
353,649	Renaissance Home Equity Loan Trust 2002-3(a)	US0001M + 5.250%	5.3520	12/25/32	337,927
409,459	Renaissance Home Equity Loan Trust 2003-2(a)	US0001M + 3.000%	3.0920	08/25/33	399,119
13,321,971	Reperforming Loan REMIC Trust 2005-R1(b),(c),(d)		6.0240	03/25/35	1,886,151
12,758,069	Reperforming Loan REMIC Trust 2005-R2(b),(c),(d)		5.5340	06/25/35	1,733,591
15,069,868	Reperforming Loan REMIC Trust 2006-R1(b),(d)		5.4740	01/25/36	1,531,218
1,211,419	Residential Asset Securitization Trust 2003-A4		5.7500	05/25/33	961,040
18,143,440	Residential Asset Securitization Trust 2005-A11CB(b),(d)		0.3440	10/25/35	146,681
272,928	Residential Asset Securitization Trust 2005-A16		6.0000	02/25/36	168,574
1,797,996	Residential Asset Securitization Trust 2007-A1		6.0000	03/25/37	939,534
1,209,838	Residential Asset Securitization Trust 2007-A2		6.0000	04/25/37	940,700
1,677,576	Residential Asset Securitization Trust 2007-A8		6.0000	08/25/37	1,335,599
2,547,841	Residential Asset Securitization Trust 2007-A9(b),(d)		7.0000	09/25/37	826,474
1,289,888	RFMSI Series 2007-S6 Trust(a)	US0001M + 0.500%	0.6020	06/25/37	1,085,923
412,129	SACO I Trust 2005-5(a)	US0001M + 1.350%	1.4530	05/25/35	412,602
282,791	SACO I Trust 2006-3(a)	US0001M + 0.360%	0.4620	04/25/36	312,665
82,690	SACO I Trust 2006-6(a)	US0001M + 0.260%	0.3620	06/25/36	81,850
193,306	SACO I, Inc.(c),(d)		5.3480	04/25/39	193,965
719,805	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	05/25/34	725,576
618,856	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	07/19/44	631,452
52,691	Saxon Asset Securities Trust 2004-2(a)	US0001M + 1.905%	1.9970	08/25/35	51,703
948,250	Saxon Asset Securities Trust 2005-1(a)	US0001M + 3.525%	2.1080	05/25/35	75,583
4,500,000	Saxon Asset Securities Trust 2007-4(a),(c)	US0001M + 3.000%	3.1020	12/25/37	3,473,888
6,470	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.725%	1.8270	02/25/34	6,691
31,020	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 2.175%	2.2770	02/25/34	32,038
30,746	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 3.000%	3.1020	02/25/34	30,277
157,309	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 2.025%	2.1270	08/25/34	156,117
141,886	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.680%	1.7820	09/25/34	164,465
259,577	Sequoia Mortgage Trust 2007-1(d)		2.5140	02/20/47	234,164
123,643	Sequoia Mortgage Trust 9(a)	US0001M + 1.125%	1.2290	09/20/32	113,795
161,558	SG Mortgage Securities Trust 2006-OPT2(a)	US0001M + 0.150%	0.2520	10/25/36	156,784
130,802	Soundview Home Loan Trust 2004-WMC1(a)	US0001M + 1.200%	1.3020	01/25/35	132,118

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
1,724,885	Soundview Home Loan Trust 2006-2(a)	US0001M + 0.705%	0.8070	03/25/36	$ 2,415,264
296,618	Soundview Home Loan Trust 2007-OPT2(a)	US0001M + 0.180%	0.2830	07/25/37	285,550
1,207,578	Soundview Home Loan Trust 2007-OPT4(a)	US0001M + 1.000%	1.1020	09/25/37	1,057,666
166,394	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 4.500%	4.6020	06/25/34	195,250
690,393	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 2.550%	2.6520	02/25/35	694,394
9,033,178	Starwood Retail Property Trust 2014-STAR(a),(c)	US0001M + 1.470%	1.5800	11/15/27	5,577,976
4,261,279	Structured Adjustable Rate Mortgage Loan Trust(a)	US0001M + 0.675%	0.7770	06/25/35	4,337,074
1,309,606	Structured Adjustable Rate Mortgage Loan Trust(d)		2.8200	09/25/35	1,090,827
191,352	Structured Asset Investment Loan Trust(a)	US0001M + 4.500%	4.6020	10/25/33	221,496
473,390	Structured Asset Investment Loan Trust 2003-BC10(a)	US0001M + 4.500%	4.6020	10/25/33	517,321
70,703	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 0.720%	0.8220	04/25/33	70,245
260,149	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 1.380%	1.4820	04/25/33	260,360
145,759	Structured Asset Investment Loan Trust 2003-BC4(a)	US0001M + 4.875%	4.9780	06/25/33	158,001
68,262	Structured Asset Investment Loan Trust 2003-BC8(a)	US0001M + 2.625%	2.7270	08/25/33	74,795
508,601	Structured Asset Investment Loan Trust 2004-5(a)	US0001M + 3.000%	3.1020	05/25/34	539,560
638,917	Structured Asset Investment Loan Trust 2004-9(a)	US0001M + 2.625%	2.7270	10/25/34	637,875
71,562	Structured Asset Investment Loan Trust 2004-9(a)	US0001M + 2.775%	2.8770	10/25/34	72,159
512,216	Structured Asset Investment Loan Trust 2004-BNC2(a)	US0001M + 1.275%	1.3770	12/25/34	517,258
3,248,460	Structured Asset Mortgage Investments II Trust(b),(d)		0.7090	07/19/35	42,586
274,552	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.420%	0.5220	04/25/36	263,439
4,027,095	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.540%	0.6420	05/25/36	3,246,514
43,361,790	Structured Asset Mortgage Investments II Trust(b)		0.9000	08/25/36	1,191,105
2,140,684	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.460%	0.5620	05/25/45	1,819,717
1,053,699	Structured Asset Mortgage Investments II Trust(d)		3.0480	05/25/47	941,903
38,609,146	Structured Asset Mortgage Investments II Trust(b)		0.5000	08/25/47	901,991
699,555	Structured Asset Securities Corp Assistance Loan(c)		3.3560	04/25/31	698,865
195,787	Structured Asset Securities Corp Mortgage(d)		2.2170	03/25/33	186,229
181,196	Structured Asset Securities Corp Mortgage(e)		5.1640	11/25/33	154,630
171,251	Structured Asset Securities Corp Mortgage(e)		5.6700	03/25/34	174,132
3,501,109	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 0.270%	0.3720	01/25/37	4,234,870
30,027	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	29,365
161,292	Structured Asset Securities Corp Pass-Through		3.4500	02/25/32	151,711
537,906	Structured Asset Securities Corporation(c),(d)		4.6410	07/25/35	445,440
498,328	SunTrust Alternative Loan Trust 2006-1F		6.0000	04/25/36	359,004

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
88,522	Terwin Mortgage Trust 2003-7SL(c),(d)		8.0000	12/25/33	$ 85,284
688,703	Terwin Mortgage Trust 2004-18SL(c),(d)		8.0000	10/25/34	678,896
269,092	Terwin Mortgage Trust 2004-7HE(a),(c)	US0001M + 1.275%	1.3770	07/25/34	268,488
246,574	Terwin Mortgage Trust 2006-HF-1(d)		4.5600	02/25/37	398,343
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE(d)		6.0000	07/25/34	181,462
19,721	Terwin Mortgage Trust Series TMTS 2003-5SL(c),(d)		8.0000	10/25/34	18,591
735,966	Truman Capital Mortgage Loan Trust(a),(c)	US0001M + 4.125%	4.2280	01/25/34	824,273
1,810,733	UCFC Home Equity Loan Trust 1998-D(d)		7.7500	04/15/30	1,864,180
2,450,000	US 2018-USDC(c),(d)		4.4930	05/13/38	2,064,418
1,628,277	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		6.4200	11/25/47	1,666,840
440,103	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		7.7500	11/25/47	452,977
68,310	Voyager CNTYW Delaware Trust(b),(c),(d)		22.5740	02/16/36	62,628
28,807,727	WaMu Mortgage Pass-Through Certificates Series(b),(d)		2.0800	11/25/45	1,347,023
575,947	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.500%	1.7380	05/25/46	567,615
472,777	Washington Mutual Mortgage Pass-Through		6.0000	07/25/36	443,569
1,448,391	Washington Mutual Mortgage Pass-Through(a)	US0001M + 0.370%	0.4720	02/25/37	841,205
415,554	Washington Mutual Mortgage Pass-Through(a)	12MTA + 0.710%	0.7920	12/25/46	395,986
2,104,317	Washington Mutural Asset-Backed Certificates WMABS(a)	US0001M + 0.060%	0.1620	10/25/36	1,105,483
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(d)		4.3060	07/15/46	937,507
3,492,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c),(d)		4.3060	07/15/46	1,970,332
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		2.8690	02/15/48	708,333
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		3.7680	02/15/48	1,340,369
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31		3.8520	11/15/48	2,321,650
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34(b),(c),(d)		2.0510	06/15/49	1,126,159
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 Class C(d)		5.0510	06/15/49	921,064
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C35(c)		3.1420	07/15/48	2,126,256
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36(c)		2.9420	11/15/59	1,908,102
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40(c)		2.7000	10/15/50	1,700,508
6,400,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 2.740%	2.8500	02/15/37	6,180,025
2,500,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 3.491%	3.6010	02/15/37	2,238,805
297,127	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 2.820%	2.9220	10/25/34	299,293
1,104,823	Wells Fargo Home Equity Asset-Backed Securities(c),(d)		5.0000	10/25/34	1,121,760
372,435	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 3.750%	3.8520	04/25/35	397,747
1,775,415	Wells Fargo Home Equity Asset-Backed Securities(a),(c)	US0001M + 3.750%	3.8520	04/25/35	1,892,688

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 88.4% (Continued)
4,000,000	WFRBS Commercial Mortgage Trust 2012-C9(c),(d)		4.8090	11/15/45	$ 3,991,514
2,971,000	WFRBS Commercial Mortgage Trust 2012-C9(c),(d)		4.8090	11/15/45	2,756,335
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14(c)		3.2500	06/15/46	2,123,806
1,500,000	WFRBS Commercial Mortgage Trust 2014-C22(c)		3.4550	09/15/57	1,098,055
2,742,340	WFRBS Commercial Mortgage Trust 2014-C25(c),(d)		3.8030	11/15/47	2,588,493
49,576	Wilshire Mortgage Loan Trust(d)		6.8350	03/25/28	50,956
50,760	Wilshire Mortgage Loan Trust(d)		7.4250	05/25/28	52,214
15,783	Wilshire Mortgage Loan Trust(c),(d)		8.9900	05/25/28	8,051
200,963	Yale Mortgage Loan Trust 2007-1(a),(c)	US0001M + 0.400%	0.5020	06/25/37	87,487
					751,033,182
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $679,183,177)				751,033,182

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.4%
	U.S. TREASURY BILLS — 2.4%
10,000,000	United States Treasury Bill(f)		0.000	02/03/22	9,999,784
10,000,000	United States Treasury Bill(f)		0.000	02/10/22	9,999,710
					19,999,494
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,999,128)				19,999,494

Shares					Fair Value
	SHORT-TERM INVESTMENT — 8.4%
	MONEY MARKET FUND - 8.4%
71,422,447	First American Government Obligations Fund, Class X, 0.03% (Cost $71,422,447)(g)				71,422,447

	TOTAL INVESTMENTS - 104.9% (Cost $829,062,999)				$ 890,516,200
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%				(41,596,471)
	NET ASSETS - 100.0%				$ 848,919,729

LLC	- Limited Liability Company
LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
COF 11	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Interest only securities.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is $221,391,776 or 26.1% of net assets.
(d)	Variable rate security; the rate shown represents the rate on December 31, 2021.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2021.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(h)	lliquid security. The total fair value of these securities as of December 31, 2021 was $8,242,978, representing 0.97% of net assets.